Critical Accounting Estimates And Judgments - Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Apr. 30, 2021 segment
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill impairment | $	$ 0
Number of distinct segment | segment		1
Weighted Average Costs of Capital | CGUs One
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Key assumptions input	17.02	17.02
Weighted Average Costs of Capital | CGUs Two
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Key assumptions input	13.10	13.10